INCOME TAXES (Details Narrative)	Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Deferred federal net operating loss	$ 17,404,912
Deferred state net operating losses	14,096,526
Deferred foreign net operating losses	$ 1,516,723